Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.60%
Basic Industry — 7.62%
Arconic †	339,500	$6,467,475
Ashland Global Holdings	108,500	7,694,820
Berry Global Group †	459,000	22,178,880
HB Fuller	274,500	12,566,610
Huntsman	427,200	9,488,112
Louisiana-Pacific	655,300	19,337,903
		77,733,800
Business Services — 1.64%
Deluxe	126,700	3,259,991
PAE †	312,000	2,652,000
WESCO International †	246,400	10,846,528
		16,758,519
Capital Spending — 9.05%
Altra Industrial Motion	414,370	15,319,259
Atkore International Group †	335,100	7,616,823
H&E Equipment Services	220,600	4,336,996
ITT	347,067	20,494,306
KBR	303,693	6,790,576
MasTec †	482,546	20,363,441
Primoris Services	350,800	6,328,432
Rexnord	371,400	11,082,576
		92,332,409
Consumer Cyclical — 4.87%
Adient †	153,686	2,663,378
Barnes Group	236,600	8,456,084
KB Home	337,100	12,941,269
Knoll	398,793	4,809,444
Meritage Homes †	154,700	17,077,333
Standard Motor Products	84,601	3,777,435
		49,724,943
Consumer Services — 10.20%
Aaron's	154,700	8,763,755
Acushnet Holdings	160,800	5,404,488
Asbury Automotive Group †	97,800	9,530,610
Cable One	5,550	10,464,136
Choice Hotels International	148,500	12,765,060
Cracker Barrel Old Country Store	89,100	10,216,206
Steven Madden	331,850	6,471,075
TEGNA	681,100	8,002,925
Texas Roadhouse	150,800	9,167,132
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
UniFirst	77,700	$14,714,049
Wolverine World Wide	335,575	8,671,258
		104,170,694
Consumer Staples — 4.04%
Core-Mark Holding	237,569	6,872,871
J & J Snack Foods	82,600	10,770,214
Performance Food Group †	204,995	7,096,927
Scotts Miracle-Gro	55,100	8,425,341
Spectrum Brands Holdings	142,000	8,116,720
		41,282,073
Energy — 2.83%
CNX Resources †	966,200	9,120,928
Delek US Holdings	347,600	3,868,788
Dril-Quip †	165,600	4,100,256
Helix Energy Solutions Group †	958,300	2,309,503
Patterson-UTI Energy	919,400	2,620,290
WPX Energy †	1,392,600	6,823,740
		28,843,505
Financial Services — 24.56%
American Equity Investment Life Holding	650,700	14,308,893
Bank of NT Butterfield & Son	285,500	6,360,940
East West Bancorp	792,436	25,944,355
First Financial Bancorp	655,400	7,868,077
First Hawaiian	148,919	2,154,858
First Interstate BancSystem Class A	276,300	8,800,155
First Midwest Bancorp	734,300	7,915,754
FNB	1,912,600	12,967,428
Great Western Bancorp	540,000	6,723,000
Hancock Whitney	683,900	12,864,159
Hanover Insurance Group	157,100	14,638,578
Kemper	142,800	9,543,324
NBT Bancorp	161,800	4,339,476
Prosperity Bancshares	178,600	9,256,838
S&T Bancorp	217,642	3,850,087
Sandy Spring Bancorp	181,200	4,182,096
Selective Insurance Group	298,790	15,384,697
Stifel Financial	398,500	20,148,160
Synovus Financial	256,600	5,432,222
Umpqua Holdings	1,259,500	13,375,890
Valley National Bancorp	1,580,600	10,827,110
Webster Financial	571,900	15,103,879

NQ-VIP-884 [9/20] 11/20 (1399674)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
WesBanco	292,600	$6,249,936
Western Alliance Bancorp	393,400	12,439,308
		250,679,220
Healthcare — 3.97%
Avanos Medical †	278,300	9,245,126
Catalent †	81,200	6,955,592
Integer Holdings †	140,100	8,267,301
Integra LifeSciences Holdings †	176,400	8,329,608
Service Corp. International	183,900	7,756,902
		40,554,529
Real Estate — 9.32%
Brandywine Realty Trust	1,089,533	11,265,771
Independence Realty Trust	464,000	5,377,760
Kite Realty Group Trust	346,518	4,012,679
Lexington Realty Trust	1,239,000	12,947,550
Life Storage	128,300	13,506,141
National Health Investors	137,700	8,299,179
Outfront Media	800,900	11,653,095
RPT Realty	673,100	3,661,664
Spirit Realty Capital	347,600	11,731,500
STAG Industrial	210,466	6,417,108
Summit Hotel Properties	805,100	4,170,418
Washington Real Estate Investment Trust	105,100	2,115,663
		95,158,528
Technology — 12.25%
Cirrus Logic †	172,800	11,655,360
Coherent †	61,000	6,766,730
Diodes †	117,400	6,627,230
Flex †	1,325,657	14,767,819
NCR †	154,021	3,410,025
NetScout Systems †	305,263	6,663,891
ON Semiconductor †	589,400	12,784,086
SYNNEX	80,400	11,260,824
Teradyne	217,400	17,274,604
Tower Semiconductor †	548,400	9,991,848
TTM Technologies †	885,112	10,099,128
Viavi Solutions †	812,000	9,524,760
Vishay Intertechnology	273,200	4,253,724
		125,080,029
Transportation — 3.58%
Kirby †	179,000	6,474,430
Saia †	87,750	11,068,785
	Number of shares	Value (US $)
Common Stock (continued)
Transportation (continued)
SkyWest	154,500	$4,613,370
Werner Enterprises	343,300	14,415,167
		36,571,752
Utilities — 4.67%
ALLETE	148,400	7,678,216
Black Hills	213,900	11,441,511
PNM Resources	267,800	11,068,174
South Jersey Industries	274,400	5,287,688
Southwest Gas Holdings	193,300	12,197,230
		47,672,819
Total Common Stock (cost $947,366,255)		1,006,562,820

Short-Term Investments — 1.31%
Money Market Mutual Funds — 1.31%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	3,335,742	3,335,742
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,335,743	3,335,743
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	3,335,743	3,335,743
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,335,742	3,335,742
Total Short-Term Investments (cost $13,342,970)		13,342,970

Total Value of Securities—99.91% (cost $960,709,225)		1,019,905,790
Receivables and Other Assets Net of Liabilities—0.09%		933,622
Net Assets Applicable to 39,749,178 Shares Outstanding—100.00%		$1,020,839,412
†	Non-income producing security.

2    NQ-VIP-884 [9/20] 11/20 (1399674)

Summary of abbreviations:
GS – Goldman Sachs
NQ-VIP-884 [9/20] 11/20 (1399674)    3